Investments Subject to Significant Influence and Equity Income (Equity Method) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 1,382	$ 1,346
Income (loss) from equity investments and subsidiaries	143	149
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	868	781
Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	1,382	1,346
Income (loss) from equity investments and subsidiaries	143	149
Equity Method Investment, Summarized Financial Information [Abstract]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	8
LIL | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	682	629
Income (loss) from equity investments and subsidiaries	$ 54	49
Percentage of Ownership	37.40%
LIL | Equity Method Investee | Class B units
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	100.00%
LIL | Equity Method Investee | Total Units Issued [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	24.90%
NSPML | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 533	547
Income (loss) from equity investments and subsidiaries	$ 49	47
Percentage of Ownership	100.00%
M&NP | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 123	129
Income (loss) from equity investments and subsidiaries	$ 20	20
Percentage of Ownership	12.90%
Lucelec | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	$ 44	41
Income (loss) from equity investments and subsidiaries	$ 4	4
Percentage of Ownership	19.50%
Bear Swamp
Equity Method Investment, Summarized Financial Information [Abstract]
Other long-term liabilities	$ 104	118	$ 179
Bear Swamp | Equity Method Investee | Emera Inc.
Schedule of Equity Method Investments [Line Items]
Investments subject to significant influence	0	0
Income (loss) from equity investments and subsidiaries	$ 16	$ 29
Percentage of Ownership	50.00%
Maritime Link And LIL | Plan, subject to approval
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership		49.00%